Related Party Transactions - Amount paid or received from related parties (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Purchases of services from related parties		€ (8,260,000)	€ (9,216,000)	€ (8,047,000)
Receivables from related parties at reported period		214,000	592,000
Payables to related parties at reported period		223,000	162,000	89,000
BW Group Limited (including subsidiaries)
Related party transactions
Purchases of services from related parties		(7,121,000)	(9,199,000)	(7,932,000)
Payables to related parties at reported period		181,000	10,000	89,000
Scorpio Holdings Limited (including subsidiaries)
Related party transactions
Purchases of services from related parties		(1,139,000)	(17,000)
Receivables from related parties at reported period		214,000	592,000
Payables to related parties at reported period		€ 42,000	€ 152,000
Swire Pacific Offshore Holdings Group
Related party transactions
Purchases of services from related parties				€ (115,000)
BW Altor [Member]
Related party transactions
Purchases of services from related parties	€ (85,000)